Commitments (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Lease Commitments Under Non-Cancelable Operating Leases
Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2013	$2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	—